8. Inventories	12 Months Ended
Mar. 31, 2018
Notes
8. Inventories	8. Inventories Inventories comprise the followings:
	03/31/2018	03/31/2017

Finished goods	$124,556	$178,892

Inventory	$124,556	$178,892